Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables not Denominated in the Functional Currency - MYR (RM)	Jun. 30, 2024	Dec. 31, 2023
United States dollar [Member] | Current Trade Receivables [Member]
Schedule of Trade Receivables not Denominated in the Functional Currency [Line Items]
Balance of not denominated functional currency	RM 22,947,168	RM 5,743,323